Investment in Operating Leases, Net (Schedule of Operating Leases of Lessor) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Leases, Operating [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 2,687
Operating Leases, Future Minimum Payments Receivable, in Two Years	1,445
Operating Leases, Future Minimum Payments Receivable, in Three Years	406
Operating Leases, Future Minimum Payments Receivable, in Four Years	57
Operating Leases, Future Minimum Payments Receivable, Thereafter	1
Operating Leases, Future Minimum Payments Receivable	$ 4,596